Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,632	€ 684
Payables due to brokers and agents	482	454
Social security and taxes payable	59	49
Income tax payable	1	10
Investment creditors	995	970
Cash collateral on derivative transactions	964	2,483
Cash collateral on securities lent	2,357	2,417
Cash collateral - other	68	64
Repurchase agreements	28	107
Lease liabilities	205	210
Other creditors	1,599	2,828
On December 31	8,390	10,278	[1]	€ 11,883
Current	8,210	10,069
Non-current	€ 180	€ 208

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.